Stock-Based Compensation (Schedule of Weighted Average Grant Date Fair Values) (Details) - $ / shares	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
ESPP Purchase Rights Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair values (USD per share)	$ 16.91	$ 15.46	$ 13.06
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair values (USD per share)	71.77	63.48	42.26
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair values (USD per share)	$ 61.79	$ 69.08	$ 59.04